Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related Party Transaction, Arms Length, Basis of Transactions	All related party transactions are recorded at the exchange amounts
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	These transactions were the result of the investee billing the Company for services it provided to the Company. In turn, the Company billed its customers for these services which were measured at the exchange amount. Transactions between the Company and its investee only reflect the Company’s share of the transaction.
Related Party Transaction, Expenses from Transactions with Related Party	$ 110,000	$ 553,000
Officer Of Subsidiary [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company owned by an officer of a BFI Canada Inc. subsidiary provides transportation services to the Company
Related Party Transaction, Expenses from Transactions with Related Party	4,336,000	3,788,000
Accounts Payable, Related Parties, Current	$ 36,000	$ 70,000